Pension and Other Post-Retirement Benefits - Projected benefit obligations, the plan assets, and the funded status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 14,486	$ 14,258
Service costs	870	888	$ 442
Interest cost	311	283	168
Plan participant contributions	114	109
Actuarial losses	1,492	29
Divestiture	0	(138)
Benefit payments	(312)	(274)
Expenses paid from assets	(36)	(35)
Settlements	(89)	0
Curtailment	0	0
Effect of foreign currency translation	(273)	(634)
Projected benefit obligation at end of year	16,563	14,486	14,258
Change in plan assets
Fair value of plan assets at beginning of year	5,184	5,062
Actual return on plan assets	198	95
Settlements	(89)	0
Plan participant contributions	113	109
Employer contributions	533	460
Benefit payments	(312)	(274)
Expenses paid from assets	(36)	(35)
Effect of foreign currency translation	(104)	(233)
Fair value of plan assets at end of year	5,487	5,184	$ 5,062
Unfunded status	$ (11,076)	$ (9,302)